Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Financial Liabilities

12. FINANCIAL ASSETS AND FINANCIAL LIABILITIES

The following table shows the carrying amounts and fair values of financial assets, including their levels in the fair value hierarchy.

Financial assets

A breakdown of financial assets at December 31, 2025 and 2024 is as follows:

A. Current and non-current financial assets

	December 31, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	28,416	—	29,243
Other receivables	—	19	—	428
Loans to employees	180	—	180	—

Trade and other financial receivables	180	28,435	180	29,671

Guarantee deposit	1,387	—	1,170	—
Non-current financial assets	1,387	—	1,170	—

Guarantee deposit	—	164	—	209
Financial investments	—	4,969	—	25,901

Other current financial assets	—	5,133	—	26,110

Total	1,567	33,568	1,350	55,781

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

The carrying amounts of the customer sales and services include receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. The Group therefore continues to recognize the transferred assets in their entirety in its statement of financial position.

The amount repayable under the factoring agreement is presented as secured borrowing. As at December 31, 2025 there is an amount under the factoring agreements for Euro 21,859 thousand. The Group considers that the held to collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.

At December 31, 2025, other current financial assets include financial investments, such as investment funds in financial institutions, totaling Euros 4,969 thousand (Euros 25,901 thousand at December 31, 2024).

These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.

B. Expected credit loss assessment for corporate customers at December 31, 2025 and 2024.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.

The impairment of trade receivables is recognized under “Expected credit loss for trade and other receivables” in other operating expenses.

The total expense recognized in profit or loss 2025 was Euros 931 thousand and Euros 2,088 thousand during 2024. This amount includes Euros 331 thousand corresponding mainly due to the impact of final uncollectible balances (2024: Euros 987 thousand). The allowance for doubtful debts provision as of December 31, 2025 estimated based on the expected credit loss, was Euros 1,514 thousand, as compared to Euros 1,360 thousand as of December 31, 2024, for amounts outstanding less than 180 days as at reporting date. Additionally, the Company has recognized as of December 31, 2025, a bad debt provision for amounts outstanding 180 days or longer for Euros 4,819 thousand, as compared to Euros 6,113 thousand as at December 31, 2024, which has been calculated taking into account specific accounts receivable considered doubtful. In addition, during 2025, the Company has recognized a write off for an amount of Euros 1,740 thousand.

The expected loss rates are based on the Group’s historical credit losses.

C. Financial assets by class and category

	December 31, 2025
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	28,416	—	—	28,416
Other receivables	19	—	—	19
Loans to employees	180	—	—	180
Trade and other financial receivables	28,615	—	—	28,615
Guarantee deposit	1,387	—	—	1,387
Non-current financial assets	1,387	—	—	1,387
Guarantee deposit	164	—	—	164
Financial investments	326	4,373	270	4,969
Other current financial assets	490	4,373	270	5,133
Total	30,492	4,373	270	35,135

	December 31, 2024
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	29,243	—	—	29,243
Other receivables	428	—	—	428
Loans to employees	180	—	—	180
Trade and other financial receivables	29,851	—	—	29,851
Guarantee deposit	1,170	—	—	1,170
Non-current financial assets	1,170	—	—	1,170
Guarantee deposit	209	—	—	209
Financial investments	323	25,303	275	25,901
Other current financial assets	532	25,303	275	26,110
Total	31,553	25,303	275	57,131

Financial assets measured at FVTOCI correspond to investments in hedge funds whose quotation is considered level 1 for fair value purposes.

The financial investments valued at FVTPL relate to investment funds held at financial institutions. These financial assets are considered level 3 for fair value purposes.

The rest of the financial assets (both current and non-current) are measured at their amortized cost, which does not materially differ from their fair value.

Financial liabilities

Loans and borrowings

	December 31, 2025		December 31, 2024
(In thousand Euros)	Non- current	Current	Non- current	Current
Loans	54,764	51,136	66,659	43,179
Working capital lines of credit and others	—	58,766	—	88,631
Loans and borrowings	54,764	109,902	66,659	131,810
Derivative warrant liabilities	—	70	—	2,168
Lease liabilities (see note 9)	28,817	4,287	31,742	4,664

Total	83,581	114,259	98,401	138,642

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the applicable interest rates still represent market spreads), except for the derivative warrant liabilities which is measured at FVTPL.

The working capital lines of credit are a type of short-term financing used to cover ongoing business’s operations. These small-business loans are not used to fund large investments and are renewed every 90 days.

Bank loans

At December 31, 2025, the Group had credit lines and other financing products of Euros 72,550 thousand (Euros 125,619 thousand at December 31, 2024), of which a total of Euros 58,758 thousand has been drawn down (Euros 88,614 thousand at December 31, 2024). In addition to the aforementioned financing products, the company engages in non-recourse factoring with a limit of Euro 8,500 thousand at December 31, 2025 (2024: Euros 12,000 thousand), of which Euro 2,679 thousand have been disposed (Euros 561 thousand at December 31, 2024).

On November 11, 2024, the Group entered into a framework agreement with several financial institutions providing an 18-month grace period on debt repayments. Additionally, as part of the agreement, the financial institutions have committed to maintaining the short-term financing agreements in force at least until June 30, 2026. The agreement included a clause requiring adherence from all relevant lenders by May 11, 2025.

On April 8, 2025, all remaining financial institutions adhered to the framework agreement, formalizing the grace period on debt repayments and the waiver of financial covenant requirements for 2025. This agreement remains in force as of December 31, 2025, and includes, among other conditions, a requirement to maintain a minimum cash balance of Euro 35 million at the end of each month, which has been waived since.

Additionally, the Group started a debt restructuring process with the aim to renew the capital structure. In this regard, on 9 October, 2025, the Company, together with certain of its subsidiaries, reached a standstill agreement (the “SS Agreement”) with the majority of its banking pool, to provide a stable framework to facilitate a long-term solution to the capital structure of the Company and its subsidiaries (the "Long Term Capital Structure"). By virtue of the Agreement, the majority lenders, among other things: (i) give formal effect to certain waivers and consents previously provided to Wallbox, (ii) agree to temporarily suspend payments of principal and interest until December 9, 2025, or until the Long Term Capital Structure is effectively implemented, whichever occurs first and (iii) expressly anticipate the possibility of certain breaches (including payment defaults) occurring during its term and accept mechanisms to manage such events as part of the Long Term Capital Structure discussions. On 7 November 2025, the rest of main lenders acceded to the SS Agreement. On December 23, 2025, the Company extended the term of the SS Agreement, with substantially all terms remaining in full force and effect, through January 31, 2026. The Participating Lenders then agreed to further extend the term of the Agreement through March 31, 2026, with all other terms remaining in full force and effect to facilitate the completion of the negotiations and the filing of the restructuring plan.

Interest expense on bank loans was Euros 16,097 thousand at December 31, 2025 (Euros 19,957 thousand at December 31, 2024) (See Note 21). At December 31, 2025, accrued interest payable was Euros 3,697 thousand (Euros 564 thousand at December 31, 2024).

The group has loans which require compliance with certain financial covenants. On December 31, 2025, the Group achieved these financial covenants or has obtained the corresponding waiver issued by the bank, except for a loan with a drawn amount as at December 31, 2025 of Euro 11,250 thousand, which is classified as current loans and borrowings and is currently under negotiation with the lending bank.

The Group had a loan with a nominal value of Euros 11,250 thousand that includes a pledge on the inventories at December 31, 2025 for the same amount (Note 13). In addition, the Group had loans with a total nominal value of Euros 33 million that include a pledge on the property, plant and equipment at December 31, 2025 for a gross amount of Euros 24,789 thousand (Note 8).

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of December 31, 2025 and December 31, 2024, are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
2025	—	139,103
2026	109,902	33,962
2027	32,893	21,546
2028	18,772	13,814
2029	3,595	3,356
2030	549	-
More than five years	2,401	2,554

Total	168,112	214,335

Details of loans and borrowings at December 31, 2025 and 2024 are as follows:

(In thousand Euros)		December 31, 2025
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	5,185	6,887		12,072
Floating rate loan	EUR	76,568	12,114		88,682
Covenant Loan	EUR	27,808	32,180		59,988

Total		109,561	51,181	-	160,742

Borrowings
Fixed rate loan	EUR	341	640	2,943	3,924

Total		341	640	2,943	3,924

Total		109,902	51,821	2,943	164,666

(In thousand Euros)		December 31, 2024
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	5,703	7,099	-	12,802
Floating rate loan	EUR	114,804	3,203	2,735	120,742
Covenant Loan	EUR	11,078	49,850	-	60,928

Total		131,585	60,152	2,735	194,472

Borrowings
Fixed rate loan	EUR	225	742	3,030	3,997

Total		225	742	3,030	3,997

Total		131,810	60,894	5,765	198,469

As of December 31, 2025, the Group had loans at fixed interest rates referenced to Euribor plus a differential between 0% and 5.60% and at variable interest rates that range between 3.81% and 9.00%, respectively, compared to fixed rates referenced to Euribor plus a differential between 2% and 8% and variable rates between 0% and 5.67%, respectively, during fiscal year ended December 31, 2024.

Borrowings

At December 31, 2025, loans from Government entities were outstanding for Euros 3,924 thousand (Euros 3,997 thousand at December 31, 2024).

B. Derivative warrant liabilities

As part of the Business combination occurred in October 2021 with Kensington, 5,750,000 Public Warrants and 8,933,333 Private Warrants issued by Kensington were assumed by Wallbox.

Public Warrants entitle the holder to convert each warrant into one Class A ordinary share of Wallbox, Euros 2.40 par value (Euros 0.12 par value before the reverse stock split disclosed in Note 15), at an exercise price of USD 230.00 (Euros 11.50 before the reverse stock split disclosed in Note 15).

Private Warrants, on a cash-less basis, entitle their holder to convert the warrants into a number of Wallbox Class A ordinary shares, Euros 2.40 par value (Euros 0.12 par value before the reverse stock split disclosed in Note 15), equal to the product of the number of warrants to convert multiplied by the quotient obtained by dividing the excess of ‘Sponsor’s Fair Market Value’ over the exercise price of USD 230.00 (Euros 11.50 before the reverse stock split disclosed in Note 15) by the Sponsor’s Fair Market Value’.

The Sponsor Fair Market Value shall mean the average last reported sale price of the ordinary shares for the ten (10) trading days ending on the third trading day prior to the date on which notice of exercise of the Private Warrant is provided.

Until warrant holders acquire the ordinary shares upon exercise of such warrants, they will have no voting or economic rights. The warrants will expire on October 1, 2026, five years after the Transaction, or earlier upon redemption or liquidation, in accordance with their terms.

In addition, during 2023, Wallbox issued new warrants as part of the facility agreement with Banco Bilbao Vizcaya Argentaria S.A. (“BBVA”) entered into in February 2023. On February 9, 2023 the Company signed an agreement with BBVA granting BBVA an aggregate of 1,007,894 warrants exercisable for 1,007,894 Class A Shares for exercise price of 5.32 USD per share (the “BBVA Warrants”). The BBVA Warrants are exercisable until February 9, 2033 unless earlier redeemed by the Company pursuant to the warrant agreement. After the reverse stock split disclosed in Note 15, the warrants are exercisable for 50,394 Class A Shares for exercise price of 106.40 USD per share.

On July 30, 2024, Wallbox and Generac entered into warrant agreements (the “Warrant Agreements”), pursuant to which we issued to Generac (together with its assignees, the “Warrant holder”), and the Warrant holder subscribed for and acquired, (a) an aggregate of 11,135,873 warrants exercisable until May 8, 2029 (type 1) and (b) an aggregate of 1,967,098 warrants exercisable until July 30,2028 (type 2), in each case for an equal number of our Class A Shares, at an exercise price of up to 3.05 USD per Class A Share (which exercise price may be lowered at the sole discretion of the Company prior to the Expiration Date (as defined in the Warrant Agreements). The Warrant Agreements also provide for a redemption right in our favor when the reported trading price of our Class A Shares is at least 6.00 USD per share on each of twenty (20) trading days within the thirty (30) trading-day period ending on the third business day prior to the date when the notice of redemption is given. After the reverse stock split disclosed in Note 15, the number of warrants was adjusted to (a) 556,793 warrants and (b) 98,354 warrants, and the exercise price was adjusted to 61.00 USD.

As there are no elements in the warrant agreements that give Wallbox the option to prevent the warrant owners from converting their warrants within 12 months, Wallbox has classified the derivative warrant liabilities as a current liability.

Movement in the derivative warrant liabilities for the year ended December 31, 2025 and 2024 is summarized as follows:

	Public Warrant		Private Warrant		BBVA Warrant		Generac Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2023	5,259,506	713	8,883,333	1,202	1,007,894	1,204	—	—	15,150,733	3,119
Warrants issuance	—	—	—	—	—	—	13,102,971	9,517	13,102,971	9,517
Public warrants exercises in January 2024	(387)	—	—	—	—	—	—	—	(387)	—
Change in fair value of derivative warrant liabilities	—	(300)	—	(507)	—	(1,120)	—	(8,671)	—	(10,598)
Exchange differences	—	(271)	—	(456)	—	120	—	737	—	130
At December 31, 2024	5,259,119	142	8,883,333	239	1,007,894	204	13,102,971	1,583	28,253,317	2,168
Warrants issuance	—	—	—	—	—	—	—	—	—	—
Reverse stock split	(4,996,163)	—	(8,439,166)	—	(957,500)	—	(12,447,824)	—	(26,840,653)	—
Change in fair value of derivative warrant liabilities	—	(130)	—	(219)	—	(166)	—	(1,395)	—	(1,910)
Exchange differences	—	(12)	—	(20)	—	(19)	—	(137)	—	(188)
At December 31, 2025	262,956	-	444,167	-	50,394	19	655,147	51	1,412,664	70

Fair value measurements

The financial liability for the derivative warrants is accounted for at fair value through profit or loss. The Private Warrants have been measured at fair value using a Monte Carlo simulation (Level 3). The Public Warrants are listed and have been measured at fair value using the quoted price (Level 1).

As a consequence of the delisting of Public Warrants from NYSE, the Group has considered that fair value of Public Warrants and Private Warrants to be nil (2024: USD 0.028).

As of December 31, 2025, the fair value of the BBVA Warrants was USD 0.45 (2024: USD 0.21) based on a Black-Scholes valuation methodology for options and warrants. The fair value of Generac Warrants was USD 0.10 for type 1 warrants and USD 0.04 for type 2 warrants, both based on a Black-Scholes valuation methodology for options and warrants (2024: USD 0.13 for type 1 warrants and USD 0.1 for type 2 warrants).

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total

Balance at January 1, 2025	198,469	2,168	36,406	237,043

Proceeds from loans	630,015	—	—	630,015
Principal paid on lease liabilities	—	—	(4,811)	(4,811)
Interest paid on lease liabilities	—	—	(1,739)	(1,739)
Repayments of loans	(665,669)	—	—	(665,669)
Interest and bank fees paid	(13,206)	—	—	(13,206)
Total changes from financing cash flows	(48,860)	—	(6,550)	(55,410)
The effect of changes in foreign exchange rates	(605)	(188)	(779)	(1,572)

Change in fair value of derivative warrant liabilities	—	(1,910)	—	(1,910)
New leases	—	—	2,478	2,478
Governmental loan receivable	(72)	—	—	(72)
Interest and bank fees expenses	15,734	—	1,739	17,473
Other	-	—	(190)	(190)
Total liability-related other changes	15,662	(1,910)	4,027	17,779

Balance at December 31, 2025	164,666	70	33,104	197,840

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total

Balance at January 1, 2024	207,357	3,119	38,977	249,453

Proceeds from loans	759,526	—	—	759,526
Principal paid on lease liabilities	—	—	(5,846)	(5,846)
Interest paid on lease liabilities	—	—	(1,911)	(1,911)
Repayments of loans	(770,956)	—	—	(770,956)
Interest and bank fees paid	(19,639)	—	—	(19,639)
Total changes from financing cash flows	(31,069)	—	(7,757)	(38,826)
The effect of changes in foreign exchange rates	735	130	(35)	830
Change in fair value of derivative warrant liabilities	—	(1,081)	—	(1,081)
New leases	—	—	3,310	3,310
Governmental loan receivable	1,447	—	—	1,447
Interest and bank fees expenses	19,999		1,911	21,910
Other				—
Total liability-related other changes	21,446	(1,081)	5,221	25,586
Balance at December 31, 2024	198,469	2,168	36,406	237,043

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2023	133,627	5,834	27,301	166,762
Proceeds from loans	419,471	—	—	419,471
Principal paid on lease liabilities	—	—	(2,809)	(2,809)
Interest paid on lease liabilities	—	—	(1,341)	(1,341)
Repayments of loans	(337,977)	—	—	(337,977)
Interest and bank fees paid	(18,908)	—	—	(18,908)
Total changes from financing cash flows	62,586	—	(4,150)	58,436
The effect of changes in foreign exchange rates	(149)	(132)	(160)	(441)
Change in fair value of derivative warrant liabilities	—	(6,476)	—	(6,476)
New leases	—	—	1,386	1,386
Business combinations	—	—	13,014	13,014
Transfers	(3,893)	3,893	—	—
Interest and bank fees expenses	13,906	—	1,341	15,247
Other	1,280	—	245	1,525
Total liability-related other changes	11,293	(2,583)	15,986	24,696

Balance at December 31, 2023	207,357	3,119	38,977	249,453

Trade and other payables

Details of trade and other payables at December 31, 2025 and 2024 are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Suppliers	42,203	23,517
Personnel (salaries payable)	3,981	5,390
Customer advances	115	145
Total	46,299	29,052

Trade and other payables are unsecured and are typically paid in less than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.

The Group has secured various financing lines through confirming arrangements. These instruments allow the Group to obtain financing by facilitating payments to suppliers.

Payments to suppliers ahead of the invoice due date are processed by the finance provider, and the Group settles the original invoice by paying the finance provider in line with the new conditions agreed with the finance supplier (90 to 120 days).

The Group recognizes a liability to the bank until the maturity of the debt.

All trade payables subject to the supplier finance arrangements are included in current loans and borrowings in the consolidated statements of financial position.

(In thousand Euros)	December 31, 2025	December 31, 2024
Carrying amount of liabilities
Presented within trade and other payables	-	886
Presented within loans and borrowings (*)	29,923	31,681

Liabilities that are part of the arrangements	Not applicable	136 days after the invoice date

Comparable trade payables that are not part of the arrangements	60 days after the invoice date	60 days after the invoice date

(*) The supplier has already received the payment for this amount.

There were no significant non-cash changes in the carrying amount of the trade payables.